[LOGO]  Colonial Management Associates, Inc.
        One Financial Center
        Boston, Massachusetts 02111-2621





May 30, 1997

VIA EDGAR
---------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Colonial Trust VI (the "Trust")
    Colonial U.S. Stock Fund (the "Fund")
    File Nos. 811-6529 & 33-45117

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus for Class Z shares and revised Statement of Additional Information for the Fund do not differ from that contained in Post-Effective Amendment No. 12 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on May 22, 1997.

Very truly yours,

COLONIAL U.S. STOCK FUND




Ellen Harrington
Assistant Secretary

Enclosures

cc:  N  Antoun
     E. Edson
     J. Loder
     M. Stoeckle
     P. MacDougall
     M. Stoeckle
     D. Sullivan
     M. Telman
     D. Young (2 copies)